INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory

Inventories consist of the following:

	At December 31,
	2011	2012
	$	$

Raw materials	11,022,409	31,080,141
Work-in-process	4,438,970	9,379,249
Finished goods	28,516,038	43,396,231

Inventories	43,977,417	83,855,621